SCHEDULE OF BORROWINGS (Details) - Seamless Group Inc [Member] - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-term borrowings	$ 8,750,843	[1]	$ 8,978,390	[1],[2]	$ 3,799,427	[2]
Long-term borrowings	12,187,675	[3]	12,305,279	[3]	2,449,318
Less: current maturities	(9,637,681)		(4,426,000)		(344,975)
Non-current maturities	$ 2,549,994		$ 7,879,279		$ 2,104,343

[1]	As of September 30, 2023 and December 31, 2022, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 24.0% per annum, respectively. As of September 30, 2023 and December 31, 2022, the weighted average interest rate of these borrowings was 22.6% and 22.4% per annum, respectively. The borrowings are denominated in Hong Kong Dollar (“HK$”) and United States Dollar (“US$”).
[2]	As of December 31, 2022 and 2021, the Company had several unsecured short-term loans from independent third parties which were repayable within one year and charged interest rates ranging from 15.0% to 24.0% and 15.0% to 17.0% per annum, respectively. As of December 31, 2022 and 2021, the weighted average interest rate of these borrowings was 22.4% and 15.9% per annum, respectively. The borrowings are denominated in HK$ and US$.
[3]	As of September 30, 2023 and December 31, 2022, the Company obtained several unsecured long-term loans for two to five years. Interest rates ranged from 2.5% to 24.0% per annum. As of September 30, 2023 and December 31, 2022, the weighted average interest rate of these borrowings was 15.1% and 15.5% per annum, respectively. The borrowings are denominated in HK$ and US$. As of September 30, 2023 and December 31, 2022, the Company obtained loans from three members of management of the Company.